Intangible assets (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in cost and accumulated amortization were as follows
Opening balance	R$ 86,108
Additions	125,856
Acquisition of subsidiary	1,429
Amortization	(54,526)
Net book value	158,868	R$ 86,108
Cost
Changes in cost and accumulated amortization were as follows
Net book value	276,667	149,382
Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value	(117,799)	(63,274)
Expenditures related to software and technology
Changes in cost and accumulated amortization were as follows
Opening balance	82,131
Additions	97,491
Acquisition of subsidiary	10
Amortization	(53,807)
Net book value	125,825	82,131
Expenditures related to software and technology | Cost
Changes in cost and accumulated amortization were as follows
Net book value	241,490	143,989
Expenditures related to software and technology | Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value	(115,665)	(61,858)
Software licenses
Changes in cost and accumulated amortization were as follows
Opening balance	3,977
Additions	1,210
Acquisition of subsidiary	1,419
Transfer	1,488
Amortization	(627)
Net book value	7,467	3,977
Software licenses | Cost
Changes in cost and accumulated amortization were as follows
Net book value	9,510	5,393
Software licenses | Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value	(2,043)	R$ (1,416)
Customer relationships
Changes in cost and accumulated amortization were as follows
Additions	971
Transfer	1,010
Amortization	(91)
Net book value	1,890
Customer relationships | Cost
Changes in cost and accumulated amortization were as follows
Net book value	1,981
Customer relationships | Accumulated amortization
Changes in cost and accumulated amortization were as follows
Net book value	(91)
Goodwill
Changes in cost and accumulated amortization were as follows
Additions	26,184
Transfer	(2,498)
Net book value	23,686
Goodwill | Cost
Changes in cost and accumulated amortization were as follows
Net book value	R$ 23,686